11.30 Fidelity Advisor Series Small Cap Fund - PRO-04 | Fidelity Advisor® Series Small Cap Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity Advisor® Series Small Cap Fund}	11.30 Fidelity Advisor Series Small Cap Fund - PRO-04 Fidelity Advisor® Series Small Cap Fund Fidelity Advisor Series Small Cap Fund-Default
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[1]
Total annual operating expenses	0.01%
[1]	Adjusted to reflect current fees.

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Expense Example {- Fidelity Advisor® Series Small Cap Fund}	11.30 Fidelity Advisor Series Small Cap Fund - PRO-04 Fidelity Advisor® Series Small Cap Fund Fidelity Advisor Series Small Cap Fund-Default USD ($)
1 year	$ 1
3 years	3
5 years	6
10 years	$ 13